Share-based payments - Ordinary shares (Details) - shares	Aug. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Number of Ordinary Shares	196,523,101	197,092,402	196,523,101
Percentage of Ordinary Shares	100.00%
Kismet's public shareholders
Share-based payments
Number of Ordinary Shares	3,188,758
Percentage of Ordinary Shares	1.60%
Sponsor
Share-based payments
Number of Ordinary Shares	11,750,000
Percentage of Ordinary Shares	6.00%
Nexters Global shareholders
Share-based payments
Number of Ordinary Shares	176,584,343
Percentage of Ordinary Shares	89.90%
PIPE investors
Share-based payments
Number of Ordinary Shares	5,000,000
Percentage of Ordinary Shares	2.50%